Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Information About Employees [line items]
Number of employees	88,826	94,236
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Number of employees	27
Men [member]
Disclosure of Information About Employees [line items]
Number of employees	73
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	2.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,041
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	1,151
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	25.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	7,678
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	14,685
36-45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	37.00%
36-45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	8,035
36-45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	24,275
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	24.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,755
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	16,788
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	12.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	2,209
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	8,209